PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
May 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS	Prepaid expenses and other current assets consist of the following:
	May 31, 2024	May 31, 2023
Deferred costs of equity financing	$114,000	$25,000
Other	6,139	5,805
Total	$120,139	$30,805